Prepaids and Other (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of prepaids and other
The following table provides the components of Prepaids and other and Other assets, non-current (in thousands):

	December 31, 2020	December 31, 2019
Prepaids and other
Prepaids	$3,198	$2,109
Deposits	1,105	539
Total	$4,303	$2,648

Other assets, non-current
Equipment not in use	$12,238	$19,683
Prepaid supplies consignment inventory	885	—
Royalty - advance payment	360	120
Deferred future financing costs	—	5,083
Total	$13,483	$24,886